INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORIES	INVENTORIES

	At December 31,
	2021	2020
	(€ thousand)
Raw materials	99,382	96,900
Semi-finished goods	121,201	94,619
Finished goods	319,992	269,098
Total inventories	540,575	460,617
The increase in inventories is mainly due to higher car volumes.
The amount of inventory write-downs recognized as an expense within cost of sales during 2021 was €9,392 thousand (€21,155 thousand in 2020 and €14,512 thousand in 2019).

    Changes in the provision for slow moving and obsolete inventories were as follows:

	2021	2020
	(€ thousand)
At January 1,	96,707	83,673
Provision	9,392	21,155
Use and other changes	(4,001)	(8,121)
At December 31,	102,098	96,707